Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 10,943,344	$ 9,479,353
Federal funds sold and overnight deposits	18,670,942	19,372,537
Total cash and cash equivalents	29,614,286	28,851,890
Securities held-to-maturity (fair value $51,035,000 at December 31, 2016 and $44,143,000 at December 31, 2015)	49,886,631	43,354,419
Securities available-for-sale	33,715,051	26,470,400
Restricted equity securities, at cost	2,755,850	2,441,650
Loans held-for-sale	0	1,199,400
Loans	487,249,226	458,119,429
Allowance for loan losses	(5,278,445)	(5,011,878)
Deferred net loan costs	310,130	316,491
Net loans	482,280,911	453,424,042
Bank premises and equipment, net	10,830,556	11,460,207
Accrued interest receivable	1,818,510	1,633,213
Bank owned life insurance (BOLI)	4,625,406	4,520,486
Core deposit intangible	272,691	545,386
Goodwill	11,574,269	11,574,269
Other real estate owned (OREO)	394,000	262,000
Other assets	9,885,504	10,397,347
Total assets	637,653,665	596,134,709
Deposits:
Demand, non-interest bearing	104,472,268	93,525,762
Interest-bearing transaction accounts	118,053,360	130,735,094
Money market funds	79,042,619	81,930,888
Savings	86,776,856	81,731,290
Time deposits, $250,000 and over	19,274,880	9,431,437
Other time deposits	97,115,049	98,131,091
Total deposits	504,735,032	495,485,562
Borrowed funds	31,550,000	10,000,000
Repurchase agreements	30,423,195	22,073,238
Capital lease obligations	483,161	558,365
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	3,123,760	3,715,888
Total liabilities	583,202,148	544,720,053
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,269,053 and 5,204,517 shares issued at December 31, 2016 and 2015, respectively (including 15,022 and 15,430 shares issued February 1, 2017 and 2016, respectively)	13,172,633	13,011,293
Additional paid-in capital	30,825,658	30,089,438
Retained earnings	10,666,782	8,482,096
Accumulated other comprehensive loss	(90,779)	(45,394)
Less: treasury stock, at cost; 210,101 shares at December 31, 2016 and 2015	(2,622,777)	(2,622,777)
Total shareholders' equity	54,451,517	51,414,656
Total liabilities and shareholders' equity	$ 637,653,665	$ 596,134,709
Book value per common share outstanding	$ 10.27	$ 9.79